Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone: (312) 964-3500

Mark R. Greer

mgreer@stradley.com

312.964.3505

June 23, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Funds (file no. 811-06569)

Dear Sir or Madam:

On behalf of Ivy Funds and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of Ivy Large Cap Growth Fund, a series of Ivy Funds (the “Fund”), in connection with a special meeting of shareholders (the “Meeting”) of the Fund, scheduled to be held on August 21, 2020. Definitive copies of these proxy materials are expected to be released to shareholders on or about July 15, 2020.

At the Meeting, shareholders will be asked to vote to change the classification of the Fund from “diversified” to “non-diversified.”

Please direct questions or comments relating to this filing to me at (312) 964-3505.

Sincerely, /s/ Mark R. Greer Mark R. Greer